Income Taxes (Components of Income Tax (Expense) Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal					$ (48)	$ (1,195)	$ 5,264
State					(1,329)	(1,452)	(722)
Total current income tax (expense) benefit					(1,377)	(2,647)	4,542
Deferred:
Federal					126	(39)	(2,192)
State					33	(96)	(132)
Total deferred income tax (expense) benefit					159	(135)	(2,324)
Income tax (expense) benefit from continuing operations	$ 2,188	$ (3,706)	$ 1,885	$ (3,301)	$ (1,218)	$ (2,782)	$ 2,218